Expense Example, No Redemption (USD $)	18 Months Ended
Apr. 30, 2011
Vanguard LifeStrategy Growth Fund - Investor Shares | Vanguard LifeStrategy Growth Fund
Expense Example, No Redemption:
1 YEAR	$ 18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard LifeStrategy Income Fund - Investor Shares | Vanguard LifeStrategy Income Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares | Vanguard LifeStrategy Conservative Growth Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares | Vanguard LifeStrategy Moderate Growth Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	$ 217